ACCUMULATED OTHER COMPREHENSIVE INCOME - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income - Beginning balance	$ 4,387	$ 4,773
Other comprehensive (loss) income before reclassifications	(4,007)	1,054
Amounts reclassified from Accumulated other comprehensive income	1,029	621
Other comprehensive (loss) income for the period	(2,978)	1,675
Accumulated other comprehensive income - ending balance	$ 1,409	$ 6,448